COMMON STOCK OPTIONS AND WARRANTS (Details - Schedule of Fair Value Assumptions)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term in years	3 years 6 months
Volatility of common stock	72.00%
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate		0.18%
Expected term in years		3 years 6 months
Dividend yield
Volatility of common stock		91.60%
Estimated annual forfeitures
Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate			0.18%
Expected term in years			2 years 6 months
Volatility of common stock			68.00%
Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate			0.26%
Expected term in years			3 years 6 months
Volatility of common stock			86.24%